Cover	Aug. 24, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 24, 2022
Entity File Number	000-54485
Entity Registrant Name	IONIX TECHNOLOGY, INC.
Entity Central Index Key	0001528308
Entity Tax Identification Number	45-0713638
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	Rm 608, Block B, Times Square
Entity Address, Address Line Two	No. 50 People Road, Zhongshan District
Entity Address, City or Town	Dalian City, Liaoning Province
Entity Address, Country	CN
Entity Address, Postal Zip Code	116001
City Area Code	86
Local Phone Number	411-88079120
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false